Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net loss	$ (20,882,176)	$ (4,822,902)
Adjustments to reconcile net loss income to cash used in operating activities:
Interest expense paid in kind	350,508	422,128
Change in fair value of conversion event feature	(63,513)	17,821
Recovery of offering costs attributable to partial waiver of deferred underwriting fee	(268,153)
Amortization of right of use asset	95
Accretion of asset retirement obligation	11,782
Interest and income earned on Trust Account investments	(68,722)	(1,438,341)
Change in fair value of warrant liabilities	14,558,000	2,090,000
Changes in Operating Assets and Liabilities:
Prepaid expenses		33,590
Accounts payable and accrued expenses	3,675,897	1,893,371
Lease liability	(747)
Accrued franchise tax	158,798	(56,429)
Accrued excise tax	535,632	214,457
Income tax payable	64,133	(898,522)
Net Cash Used in Operating Activities	(1,928,466)	(2,544,827)
Cash Flows from Investing Activities:
Cash paid for asset acquisition	817,285
Payment of transaction cost in association with close of Business Combination	131,202
Withdrawal of funds upon closing of Trust Account	280,694
Cash deposited into Trust Account	(210,006)	(690,000)
Cash withdrawn from Trust Account for payment to redeeming stockholders	3,032,225	70,178,335
Transfer of funds held in Trust Account for payment of taxes	72,283	1,443,866
Net Cash Provided by Investing Activities	4,123,683	70,932,201
Cash Flows from Financing Activities:
Proceeds from Note Payable—Sponsor		540,000
Proceeds from Note Payable—related party	1,745,000
Repayment of Note Payable—related party		(209,290)
Repayment of promissory note - Sponsor	(120,000)
Repayment of promissory note - related party	(92,000)
Proceeds from promissory note – third party	47,319
Proceeds from convertible promissory note	400,000	1,500,000
Payment to redeeming stockholders	(3,032,225)	(70,178,335)
Net Cash Used in Financing Activities	(1,051,906)	(68,347,625)
Net Change in Cash and Restricted Cash	1,143,311	39,749
Cash – Beginning of Year	39,938	189
Cash and Restricted Cash – End of Year	1,183,249	39,938
Supplemental Disclosure of Cash Flow Information:
Cash paid for taxes		1,360,613
Supplemental Disclosure of Noncash Investing and Financing Activities:
Accrued excise tax on Common Stock redemptions	30,269	693,320
Deferred underwriting fee reclassified to accounts payable	1,750,000
Remeasurement of Common Stock subject to redemption	251,989	1,852,501
Conversion of Class B Common Stock to Class A Common Stock		575
Conversion of Class A Common Stock to Common Stock	575
Conversion of temporary equity to Common Stock	368,426
Impact of partial waiver of deferred underwriting fee	6,031,847
Issuance of common stock for asset acquisition	8,000,000
Issuance of note payable for asset acquisition	12,000,000
Reclassification of Public Warrants to equity	11,500,000
Discount on convertible promissory note	105,570	667,066
Payable to redeeming stockholders	$ 233,794